SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Deposits	[1]	$ 63,914	$ 35,261
Prepayments	[2]	351,791	34,197
Other receivables	[3]	650,486	184,018
Prepayment, deposits and other receivables		1,066,191	253,476
Deposit	[1]	$ 45,463	$ 35,431

[1]	Current deposits represent amounts paid to an employment agency in Germany and deposit for investor relation services.
[2]	The increase in prepayments as of 31 March 2025 primarily relates to the advance payment of the Directors and Officers (D&O) liability insurance premium, covering the period from January 2025 to December 2026. This insurance was procured subsequent to the successful completion of the IPO.
[3]	As of 31 March 2024, other receivables mainly comprised $142,633 of deferred transaction costs in connection with the IPO of the Company (the “Deferred IPO Expenses”) and an outstanding balance $41,385 with payment channel, Stripe. The Deferred IPO Expenses with an aggregate amount of $1,432,343 were deducted against share premium upon the successful closing of the IPO. Other Receivables also includes fund raising costs of $400,000 and $250,000 paid under the Nomas MOU and the Al Noor MOU, respectively.